Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments [abstract]
Derivative financial assets, Held for trading	₺ 443,880	₺ 709,617
Derivative financial assets, Derivatives used for hedging	483,448	730,924
Derivative financial assets	927,328	1,440,541
Derivative financial liabilities, Held for trading	72,539	131,097
Derivative financial liabilities, Derivatives used for hedging	0	0
Derivative financial liabilities	₺ 72,539	₺ 131,097